Concentrations of Risk - Schedule of Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Customer and Supplier Concentrations [Line Items]
Accounts receivables	$ 300,265	$ 304,864
Cost of revenues	$ 2,785,480	$ 2,455,597	$ 2,034,959
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivables [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	43.60%	51.80%
Accounts receivables	$ 130,942	$ 157,843
Supplier Concentration Risk [Member] | Supplier A [Member] | Costs of Revenue [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	26.10%	25.10%	36.10%
Cost of revenues	$ 778,828	$ 690,842	$ 609,934
Supplier Concentration Risk [Member] | Supplier B [Member] | Costs of Revenue [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	16.50%	19.00%	26.70%
Cost of revenues	$ 492,268	$ 522,897	$ 450,125
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payables [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage		56.70%
Accounts payables		$ 21,550
Supplier Concentration Risk [Member] | Supplier C (Related Party) [Member] | Costs of Revenue [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	6.50%	10.40%	11.20%
Cost of revenues	$ 194,736	$ 287,182	$ 188,859
Supplier Concentration Risk [Member] | Supplier [Member] | Costs of Revenue [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	49.10%	54.50%	74.00%
Cost of revenues	$ 1,465,832	$ 1,500,921	$ 1,248,918
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payables [Member]
Schedule of Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage		56.70%
Accounts payables		$ 21,550